Segmentation of key figures (Details 5) $ in Millions	Jun. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale	$ 1,720
Liabilities included in disposal groups classified as held for sale	34
Innovative Medicines | Disposal groups classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	(1,750)
Potential milestone maximum received	750
Non-current assets or disposal groups classified as held for sale	1,720
Liabilities included in disposal groups classified as held for sale	$ 34